Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Information
Schedule of operating expenses

	For the Three Months ended
	September 30,
	2025	2024
Research and development costs	$3,361,858	$1,248,189
General and administrative expenses	4,749,399	1,125,121
Other significant non-cash items:
Depreciation and amortization	287,095	316,711
Total Operating Expenses	$(8,398,352)	$(2,690,021)

	For the Nine Months ended
	September 30,
	2025	2024
Research and development costs	$6,211,043	$3,755,549
General and administrative expenses	11,569,376	3,546,510
Other significant non-cash items:
Depreciation and amortization	665,832	1,015,118
Total Operating Expenses	$(18,446,251)	$(8,317,177)

	For the year ended
	December 31,
	2024	2023
Research and development costs	$5,176,932	$7,152,913
General and administrative expenses	4,168,576	5,274,603
Other significant non-cash items:
Depreciation and amortization	1,256,391	1,829,997
Total Operating Expenses	10,601,899	14,257,513
Revenue	248,357	18,614
Total other items	(1,110,903)	74,792
Income tax (expense) benefit	(20,965)	356,437
Net loss	$(11,485,410)	$(13,807,670)